VIA ELECTRONIC TRANSMISSION

August 2, 2022

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Neiman Funds, Files Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

On behalf of Neiman Funds, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 55 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933. The main purpose of this filing is to register shares of the Advisors Capital Active All Cap Fund, a new series of the Trust.

If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or Jeff Provence at (619) 588-9700 x 101.

Very truly yours,

/s/ Parker Bridgeport

Parker Bridgeport

Counsel

Thompson Hine LLP